Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
12.           SUBSEQUENT EVENTS

Blink Acquisition

Asset Purchase Agreement

On October 16, 2013, Blink Acquisition LLC, a Florida Limited Liability Company (“Blink Acquisition”) and wholly owned subsidiary of Car Charging Group, Inc. (the “Company”), closed on an Asset Purchase Agreement (the “Asset Purchase Agreement”), dated October 10, 2013, with ECOtality, Inc., a Nevada corporation, Electronic Transportation Engineering Corporation, an Arizona corporation, ECOtality Stores, Inc., a Nevada corporation, ETEC North, LLC, a Delaware limited liability company, The Clarity Group, Inc., an Arizona corporation, and G.H.V. Refrigeration, Inc., a California corporation, (each, a “Seller” and collectively, the “Sellers” or “ECOtality”) (the “Acquisition”), for the acquisition of the Blink Network, and certain assets and liabilities relating to the Blink Network.

The Acquisition was consummated pursuant to the terms of the Asset Purchase Agreement between Blink Acquisition and the Sellers, dated October 10, 2013. The purchase price was initially determined through arms-length negotiation between the parties and was subject to certain contingencies, including the approval of the United States Bankruptcy Court for the District of Arizona (the “Court”). In connection with the approval process, a court-ordered auction was conducted on October 8, 2013. The Company made the prevailing bid, which was approved by the Court on October 9, 2013.

Pursuant to the court-approved bid, the Company agreed to acquire the Seller’s assets for approximately $3,335,000 to be delivered at closing, and payment of certain liabilities of the Sellers under certain assumed contracts. The Seller delivered an Assignment and Assumption Agreement, an IP Assignment and Assumption Agreement and a Bill of Sale executed by each Seller relating to the Blink Assets (as defined).

The Company paid the cash purchase price for the Acquisition with the funds acquired pursuant to the Securities Purchase Agreement described below.  The assets and liabilities of the Blink Network will be recorded at their estimated acquisition date fair values.

Financing

On October 11, 2013, in connection with the Acquisition, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with Eventide Gilead Fund (the “Purchaser”) for an aggregate of $5,000,000 (the “Aggregate Subscription Amount”).  Pursuant to the Securities Purchase Agreement, the Company issued the following to the Purchaser: (i) 7,142,857 shares (the “Shares”) of the Company’s common stock, par value $0.001, valued at $0.70 per share (the “Common Stock”); and (ii) warrants (the “Warrants”) to purchase an aggregate of 7,142,857 shares of Common Stock (the “Warrant Shares”) for an exercise price of $1.00 per share.

The Company engaged a placement agent for this offering for a total fee of $500,000 and warrants to purchase 714,285 shares of the Company’s common stock with an exercise price of $0.87.  These fees will be offset against the proceeds from the financing.

Registration Rights Agreement

In connection with the sale of the Securities Purchase Agreement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchasers, pursuant to which the Company agreed to register all of the Shares and Warrant Shares (the “Registrable Securities”) on a Form S-1 registration statement (the “Registration Statement”) to be filed with the SEC within 30 calendar days following the Closing Date (the “Filing Deadline) and to use best efforts to cause the Registration Statement to be declared effective under the Securities Act within 60 days following the Closing Date (or, in the event of a “full review” by the SEC, within 120 calendar days following the Closing Date) (the “Effectiveness Deadline”). If the Company does not meet the Filing Deadline or the Effectiveness Deadline, the Company will have to pay the Purchaser a penalty equal to 1% of the Aggregate Subscription Amount. The Company has not filed a Form S-1 registration statement as of November 14, 2013.

Financing Matters

Notes Payable

For the period of October 1, 2013 through November 13, 2013, the Company repaid the note holding shareholder $124,485 inclusive of accrued interest and borrowed an additional $225,000 from the note holder under similar terms as previous borrowings.

Common Stock

During the period of October 1, 2013 through November 13, 2013, the Company received $4,895,509, net of issuance costs and inclusive of the financing associated with the Blink acquisition and issued 7,785,714 shares of its common stock valued at $1,650,863 and warrants to purchase 7,785,714 shares of its common stock at prices ranging from $0.87 to $1.00 per share valued at $3,244,646 which vest immediately and expire five years from issuance.

Investing Matters

In October 2013, the Company made a good faith deposit of $200,000 to participate in an auction, to be conducted in November 2013, of certain car charging assets of a foreign company.  The Company was recently notified that its bid was not successful and anticipates the refund of the good faith deposit shortly.

11.        SUBSEQUENT EVENTS

The Company has evaluated all events that occurred after the balance sheet date through the date these financial statements were issued.

Equity Matters

During the period of January 23, 2013 through March 25, 2013, we received $2,320,500, net of issuance costs, from 14 accredited investors and issued to them 4,990,000 shares of our common stock and a warrant to purchase 4,990,000 shares of our common stock at $2.25 per share which expires two years from the date of issuance of the shares of our common stock. The shares and related warrants are being offered in reliance on the exemption under Section 4(2) of the Securities Act of 1934, Rule 506 of Regulation D as amended (the “Securities Act”). These shares of the Company’s common stock qualified for exemption under Section 4(2) since the issuance shares by the Company did not involve a public offering. In addition, the recipients had the necessary intent as required by Section 4(2) since they agreed to and received share certificates bearing a legend stating that such shares are restricted pursuant to Rule 144 of the Securities Act. This restriction ensures that these shares would not be immediately redistributed into the market and therefore not be part of a “public offering.” Based on an analysis of the above factors, we have met the requirements to qualify for exemption under Section 4(2) of the Securities Act for this transaction.

On January 11, 2013, the Board of Directors of the Company approved the Company’s 2013 Omnibus Incentive Plan (the “2013 Plan”), which enables the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock and dividend equivalent rights to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company’s sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the Plan may be Non-Qualified Stock Options or Incentive Stock Options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986, except that stock options granted to outside directors and any consultants or advisers providing services to the Company or an affiliate shall in all cases be Non-Qualified Stock Options. The Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. The aggregate maximum number of shares of Common Stock for which stock options or awards may be granted pursuant to the Plan is 5,000,000, adjusted as provided in Section 11 of the Plan. The Plan expires on December 1, 2015. The Plan was approved by a majority of the Company’s shareholders on February 13, 2013.

In conjunction with an advisory services agreement entered into on September 13, 2012, the Company issued 137,499 shares of its common stock under 2013 Plan to a consultant on January 1, 2013 at a value of $1.35 per share covering the service period of January 1, 2013 through March 31, 2013.

In conjunction with an advisory services agreement entered into on September 10, 2012, the Company issued 112,500 shares of its common stock under 2013 Plan to a consultant on January 1, 2013 at a value of $1.23 per share covering the service period of January 1, 2013 through March 31, 2013.

On January 11, 2013, the Board of Directors of the Company appointed an individual as a member of the Board of Directors of the Company.  In conjunction with the appointment, and as part of his director agreement he received 50,000 shares of the Company’s common stock at a value of $1.49 per share.  Additionally, he received warrants to purchase 12,000 shares of the Company’s common stock at $1.50 per share which vest ratably through January 11, 2015 and expire on January 11, 2018.  The shares of stock and warrants issued were under the 2013 Plan.

On March 8, 2013, the Company entered into an agreement with a firm to provide investor relations services for a term of six months, with termination at an earlier date by written notice by either party.  In accordance with terms of the agreement, the Company issued to the firm 150,000 shares of its common stock at a value of $1.28 per share under the 2013 Plan and may issue an additional 150,000 shares of its common stock on the six month anniversary date of the agreement pending adequate and completed the services specified in the agreement.

On January 4, 2013, the Company entered into a one year agreement with a firm to assist the Company with business development matters.  As part of its consideration, the Company issued 250,000 shares of its common stock to the firm at a value of $1.49 per share.

On February 5, 2013, the Company entered into an agreement with a firm to develop a mobile application by users of electric vehicle car charging stations.  As part of the firm’s consideration for this project, the Company issued 113,636 shares of its common stock at a value of $1.32 per share for the development of the deliverables.

In conjunction with a consulting agreement for business development services entered into on August 15, 2012, we issued 10,696 shares of the Company’s common stock at an average price of $1.40 per share during the calendar quarter ended March 31, 2013.  Additionally, on February 1, 2013, the Company issued the consultant 60,933 shares of the Company’s common stock at a price of $1.40 per share as payment for services rendered as of December 31, 2012.

On December 3, 2012, the Company entered into a business and financing advisory services agreement with a consultant whereby as part of the consideration paid to the consultant, the Company would pay a monthly fee of $10,000 in shares of the Company’s common stock for such services.  During the calendar quarter ended March 31, 2013, the Company issued to the consultant 21,393 shares of its common stock at an average price of $1.40 in accordance with the terms of the agreement.

In accordance with a consulting agreement which the Company entered into on December 10, 2012 with a firm, the Company issued 11,384 shares of its common stock to the firm for consulting services at an average price of $1.49 per share for services rendered during the calendar quarter ended March 31, 2013.

In conjunction with a social media marketing agreement entered into on December 19, 2012 with a firm for a six month period, the Company issued 10,796 shares of its common stock at an average price of $1.39 per share as a fee for the calendar quarter ended March 31, 2013.

These shares were issued in reliance on the exemption under Section 4(2) of the Securities Act of 1934, as amended (the “Securities Act”). These shares of our common stock qualified for exemption under Section 4(2) since the issuance shares by us did not involve a public offering. In addition, the recipients had the necessary intent as required by Section 4(2) since they agreed to and received share certificates bearing a legend stating that such shares are restricted pursuant to Rule 144 of the Securities Act. This restriction ensures that these shares would not be immediately redistributed into the market and therefore not be part of a “public offering.” Based on an analysis of the above factors, we have met the requirements to qualify for exemption under Section 4(2) of the Securities Act for this transaction.

Acquisitions

In conjunction with the Company’s guarantee of the audit fee of the Target, the Target issued a note to the Company, on January 3, 2013 in the amount of $75,000 collateralized by a first lien on all the assets of the Target.

 Beam Acquisition

On February 26, 2013, Car Charging Group, Inc. (the “Company”), entered into an equity exchange agreement (the “Exchange Agreement”) by and among the Company, Beam Acquisition LLC, a Nevada limited liability company and wholly-owned subsidiary of the Company (“Beam Acquisition”), Beam Charging LLC, a New York limited liability company (“Beam”), and Manhattan Charging LLC, a New York limited liability company (“Manhattan Charging”), Eric L’Esperance (“L’Esperance”), and Andrew Shapiro (“Shapiro” and together with Manhattan Charging, L’Esperance and the individual members of Manhattan Charging LLC, the “Beam Members”). The Company had previously entered into an agreement, dated December 31, 2012, (the “Initial Agreement”) with Beam Acquisition and Manhattan Charging, pursuant to which Beam Acquisition acquired all of the outstanding membership interests in Beam in exchange for 1,265,822 restricted shares (the “Exchange Shares”) of the Company’s common stock, par value $0.001 (the “Common Stock”). In the Exchange Agreement, the Company, through Beam Acquisition, further identified the specific terms under which it acquired all of the outstanding membership interests of Beam and Beam became a wholly owned subsidiary of Beam Acquisition (the “Equity Exchange”).

As part of the Equity Exchange, the Company made a payment of $500,000 to Manhattan Charging, of which an aggregate amount of $461,150 was issued in the form of promissory notes(the “Promissory Notes”). The Promissory Notes accrue interest at a rate of 6% per annum on the aggregate principal amount, payable and was paid on April 15, 2013 (the “Maturity Date”). As a security for the Promissory Notes, the Company entered into a security agreement granting the Beam Members a first priority security interest in all the assets of Beam (the “Security Agreement”) and a pledge and security agreement granting the Beam Members a first priority security interest in all of the equity interest in Beam (the “Pledge and Security Agreement”). In connection with the event of default under the Promissory Notes, the Company entered into an escrow agreement (the “Escrow Agreement”) by and among the Company, Beam Acquisition, Beam, the Beam Members, the Law Office of Samuel A. Tversky P.C. (“Tversky”), and the Bernstein Law Firm (“Bernstein” each of Tversky and Bernstein an “Escrow Agent”). Pursuant to the terms of the Escrow Agreement, each of the Beam Members delivered to Bernstein an executed cancellation letter in connection with the transactions contemplated by the Exchange Agreement (the “Cancellation Letters”); Beam Acquisition delivered to Tversky a fully executed assignment of all ownership interest in Beam (the “Assignment of Beam Membership Interest”); and the Company, Beam Acquisition, and Beam delivered to Tversky an executed confession of judgment, to be held in escrow pursuant to the terms of the Escrow Agreement.

In conjunction with the Equity Exchange, the Company entered into an Assignment of Promissory Note (the “Note Assignment”) with certain assignors (the “Assignors”), pursuant to which the Assignors sold to the Company two certain secured promissory notes (the “Notes”) totaling an aggregate principal amount of $130,000. In connection with the Note Assignment, the Company entered into an Amendment to Promissory Note (the “Note Amendment”). Pursuant to the Note Amendment, the Notes held by the Company accrue interest at a rate of 8% per annum on the aggregate principal amount, payable on February 26, 2016. The Notes are secured by a lien on and continuing security interest in all of the Beam assets as described in the Note Amendment.

Synapse Acquisition

On April 3, 2013 (the “Closing Date”), the Company, entered into an equity exchange agreement (the “Exchange Agreement”) by and among the Company, EV Pass, LLC, a New York limited liability company (“EV Pass”) and Synapse Sustainability Trust, Inc., a New York non-profit corporation (“Synapse”) pursuant to which the Company acquired from Synapse (i) all of the outstanding membership interests in EV Pass;  (ii) the right to operate, maintain and receive revenue from 68 charging stations located throughout Central New York State (“CNY”) in exchange for 671,141  shares (the “Exchange Shares”) of the Company’s common stock, par value $0.001 (the “Common Stock”); and (iii) title to the registered trademark “EV Pass” (the “Equity Exchange”).

As part of the Equity Exchange, the Company made a payment of $100,000 to Synapse, of which $25,000 was paid on the Closing Date and $75,000 was issued in the form of a promissory note (the “Promissory Note”). The Promissory Note does not bear interest and is payable in three installment payments of $25,000 on each subsequent three month anniversary of the Closing Date.

On the Closing Date, the parties also executed (i) a Revenue Sharing Agreement wherein the Company agreed to pay Synapse 3.6% of the net revenues earned from all current and future charging units installed at any of the 68 CNY locations and (ii) a Bleed-Out Agreement pursuant to which Synapse agreed to limit its total daily trading of the Common Stock to no more than 5% of the total daily trading volume of the Company’s shares.

Notes Payable

On January 31, 2013, the Company repaid the note payable and accrued interest thereon to the Chief Executive Officer of the Company in the amount of $5,056.

On March 5, 2013, the Company repaid the three notes payables and accrued interest thereon to the unsecured warrant holder in the amount of $146,762.